Exhibit 1

GS Mortgage Securities Corporation Trust 2019-SOHO

Commercial Mortgage Pass-Through Certificates, Series 2019-SOHO

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

23 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Bank USA Goldman Sachs & Co. LLC Goldman Sachs Mortgage Company 200 West Street New York, New York 10282

Re:	GS Mortgage Securities Corporation Trust 2019-SOHO (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-SOHO (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 May 2019

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one promissory note issued by three single-purpose entities that are Delaware limited liability companies (collectively, the “Borrowers”), evidencing a two-year, interest-only floating rate loan, subject to three consecutive one-year extension options (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrowers’ fee interest in One SoHo Square, an office property with retail space in New York, New York (the “Property”) and
c.	The Mortgage Loan has two related floating rate mezzanine loans (collectively, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.            The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of 9 June 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 7

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Due Date and
b.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Fully Extended Original Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan and Mezzanine Loans (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loans (the “Remaining Amortization Term (Mos.)”),

Attachment A Page 3 of 7

7. (continued)

e.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”) and
f.	Use the “Total Mezzanine Debt Original Balance ($)” of the Mezzanine Loans, as shown on the Final Data File, as:
i.	The aggregate principal balance of the Mezzanine Loans as of the Reference Date (the “Total Mezzanine Debt Cut-Off Date Balance ($)”) and
ii.	The aggregate principal balance of the Mezzanine Loans as of the ”Maturity Date” of the Mezzanine Loans (the “Total Mezzanine Debt Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Total Mezzanine Debt Original Balance ($),
c.	Cut-off Date Balance ($),
d.	Total Mezzanine Debt Cut-Off Date Balance ($),
e.	Balloon Balance ($),
f.	Total Mezzanine Debt Maturity Balance ($),
g.	Margin and
h.	Total Mezzanine Margin

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance ($),
ii.	Total Loan Cut-Off Date Balance ($),
iii.	Total Loan Maturity Balance ($) and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning

of the Mortgage Loan and Mezzanine Loans, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Margin,
b.	Total Debt Margin,
c.	LIBOR Floor and
d.	LIBOR Rounding Methodology

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 2.45000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%) and
ii.	Total Loan Interest Rate

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Margin and
b.	LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Trust Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Trust Monthly Payment,
ii.	Trust Annual Debt Service and
iii.	Trust Annual Debt Service at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 7

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Trust Monthly Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap” of the Mortgage Loan as the product of:

a.	1/12th the product, rounded to two decimal places, of:
i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360 and

b.	12.

13.	Using the:
a.	Total Mezzanine Debt Original Balance ($),
b.	Total Mezzanine Margin and
c.	Interest Accrual Method

of the Mezzanine Loans, all as shown on the Final Data File, a LIBOR assumption of 2.45000% that was provided by the Depositor and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 13., we recalculated the “Total Mezzanine Annual Payment ($)” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Mezzanine Annual Payment ($)” of the Mezzanine Loans as the product of:

a.	The “Total Mezzanine Debt Original Balance ($),” as shown on the Final Data File,
b.	The sum of:
i.	The “Total Mezzanine Margin,” as shown on the Final Data File, and
ii.	2.45000% and
c.	365/360.

14.	Using the:
a.	Trust Annual Debt Service and
b.	Total Mezzanine Annual Payment ($)

of the Mortgage Loan and Mezzanine Loans, respectively, both as shown on the Final Data File, we recalculated the “Total Loan Annual Payment ($)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

15.	Using the:
a.	Trust Annual Debt Service,
b.	Trust Annual Debt Service at LIBOR Cap,
c.	Total Loan Annual Payment ($),
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($),
f.	Cut-off Date Balance ($),
g.	Total Loan Cut-Off Date Balance ($),
h.	Appraised Value ($) and
i.	Square Feet

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Trust NCF DSCR at LIBOR Cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Cut-off Date LTV Ratio (%),
vii.	Total Loan NOI DSCR,
viii.	Total Loan NCF DSCR,
ix.	Total Debt Loan NOI Debt Yield,
x.	Total Debt Loan NCF Debt Yield,
xi.	Total Loan LTV and
xii.	Loan Per SF ($)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “Trust NCF DSCR at LIBOR Cap,” “Total Loan NOI DSCR” and “Total Loan NCF DSCR” to two decimal places and the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “Total Debt Loan NOI Debt Yield,” “Total Debt Loan NCF Debt Yield,” “Cut-off Date LTV Ratio (%)” and “Total Loan LTV” to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

16.	Using the:
a.	Balloon Balance ($),
b.	Total Loan Maturity Balance ($) and
c.	As Stabilized Appraised Value ($)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	LTV Ratio at Maturity (%) and

ii.             Total Loan Maturity Date LTV

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “LTV Ratio at Maturity (%)” and “Total Loan Maturity Date LTV” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	23 May 2019

Mortgage Loan Agreement	23 May 2019

Mezzanine A Loan Agreement (see Note 1)	23 May 2019

Mezzanine B Loan Agreement (see Note 1)	23 May 2019

Interest Rate Cap Agreement	23 May 2019

Cash Management Agreement	23 May 2019

Settlement Statement	23 May 2019

Deposit Account Control Agreement	23 May 2019

Guaranty Agreement	23 May 2019

Environmental Indemnity Agreement	23 May 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	13 May 2019

Engineering Report	1 May 2019

Underwriter’s Summary Report	17 May 2019

Underwritten Rent Roll	17 May 2019

Phase I Environmental Report	1 May 2019

Insurance Review Document	22 May 2019

Pro Forma Title Policy	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Tenant Lease Agreements	Various

Note:

1.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Year Built	Appraisal Report
Year Renovated	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Flood Zone	Engineering Report
Square Feet	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Ground Lease Y/N	Pro Forma Title Policy
Property Manager	Mortgage Loan Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Earthquake Insurance Required (see Note 2)	Engineering Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 7

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Single Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2016 EGI Date	Underwriter’s Summary Report
2016 EGI ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 EGI Date	Underwriter’s Summary Report
2017 EGI ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
2018 EGI Date	Underwriter’s Summary Report
2018 EGI ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
2018 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2018)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2018) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Settlement Statement
Upfront TI/LC Reserve ($)	Settlement Statement
Upfront Environmental Reserve ($)	Settlement Statement
Upfront Deferred Maintenance Reserve ($)	Settlement Statement
Upfront Debt Service Reserve ($)	Settlement Statement
Upfront RE Tax Reserve ($)	Settlement Statement
Upfront Insurance Reserve ($)	Settlement Statement
Upfront Other Reserve ($)	Settlement Statement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Original Balance ($)	Mortgage Loan Agreement
Total Mezzanine Debt Original Balance ($) (see Note 5)	Mezzanine Loan Agreements
Total Mezzanine Margin (see Note 5)	Mezzanine Loan Agreements
Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Due Date (see Notes 6 and 7)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Last IO Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options (Yes/No) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options (num/mos) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Spread Increase Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Second Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Third Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period - Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period – Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Amortization Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Method (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Period (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Mortgage Loan Index (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Float Rate Change Frequency (Mos) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Rounding Methodology (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Lookback Days (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Floor (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Strike Cap (see Note 6)	Interest Rate Cap Agreement
LIBOR Cap After Extension (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Expiration (see Note 6)	Interest Rate Cap Agreement
LIBOR Cap Counterparty (see Note 6)	Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Margin	Mortgage Loan Agreement
Prepayment Begin Date	Mortgage Loan Agreement
Prepayment End Date (see Note 8)	Mortgage Loan Agreement
Open Period Begin Date	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Terrorism Insurance Required	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Condominium Present?	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Borrower Name	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Tenant In Common (Yes/No)?	Mortgage Loan Agreement
Lockbox (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
DSCR at Trigger Level	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Earthquake Insurance Required” characteristic, the Depositor instructed us to use “Yes” if the “PML or SEL (%)” value on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Preliminary Data File is less than 20% or is “NAP,” the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the “Total Mezzanine Debt Original Balance ($)” and “Total Mezzanine Margin” characteristics, the Depositor instructed us to use the sum of the original principal balances and the weighted average of the spreads, as applicable, of the related Mezzanine Loans, as shown in the applicable Source Document(s).

6.	For the purpose of comparing each indicated Compared Characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the indicated Compared Characteristics.

7.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during each open period of the prepayment string, all as shown in the applicable Source Document.

9.	For purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrowers to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Mortgage Loan Seller
Control Number
Loan Number
Property Name
% of Initial Pool Balance
Loan / Property Flag
Number of Properties
Environmental Phase II
Environmental Phase II Report Date
Seismic Report Date
PML or SEL (%)
Pari Passu Split (Y/N)
Cross-Collateralized (Y/N)
Crossed Group
Allocated Loan Amount ($)
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
Related Group
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Lockout Period
Lockout Expiration Date
Administrative Fee Rate (%)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extensions Options
Ground Lease Expiration Date after all Extensions
Exit Fee
Environmental Insurance Required (Y/N)
First P&I Due Date
Sponsor
Other Subordinate Debt Balance
Other Subordinate Debt Type
Prior Securitizations
Closed

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.